Document and Entity Information	0 Months Ended
Jun. 09, 2015
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2014
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Jun. 09, 2015
Document Effective Date	Jun. 09, 2015
Prospectus Date	Nov. 03, 2014